Employee Benefits, Projected Benefits Payments (Details) $ in Millions	Dec. 31, 2018 USD ($)
Pension benefits qualified [Member]
Future Benefit Payments:
2019	$ 784
2020	771
2021	767
2022	759
2023	711
2024-2028	3,381
Pension benefits nonqualified [Member]
Future Benefit Payments:
2019	52
2020	50
2021	49
2022	46
2023	44
2024-2028	199
Other benefits [Member]
Future Benefit Payments:
2019	46
2020	48
2021	48
2022	47
2023	46
2024-2028	$ 198